OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008

February 16, 2011

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

Re:     Oppenheimer Variable Account Funds
Post-Effective Amendment No. 57 under the Securities Act
and Amendment No. 53 under the Investment Company Act
File Nos. 2-93177; 811-4180

To the Securities and Exchange Commission:

On behalf of Oppenheimer Global Strategic Income Fund/VA (the "Fund"), transmitted herewith for filing with the Securities and Exchange Commission (the "Commission") under the Securities Act of 1933, as amended (the "Securities Act") and the Investment Company Act of 1940, as amended (the "Investment Company Act"), is an amendment to the Fund’s Registration Statement on Form N-1A (the "Registration Statement"), which amendment constitutes Post-Effective Amendment No. 57 to the Registration Statement under the Securities Act and Amendment No. 53 to the Registration Statement under the Investment Company Act (the "Amendment").

The Amendment has been tagged to indicate changes from Post-Effective Amendment No. 56 to the Registration Statement, which was filed with the Commission on April 28, 2010. This filing is being made pursuant to Rule 485(a) under the Securities Act. Pursuant to SEC Release No. IC-13768 (February 14, 1984) under the Investment Company Act, the Registrant requests selective review of the Amendment. The Registrant believes that selective review is appropriate because the Amendment contains disclosure that, except as noted below, is not materially different from the disclosure contained in the Registrant’s registration statement filed with the SEC pursuant to Rule 485(a) under the Securities Act on April 28, 2010. The Amendment has been marked to show changes since the April 2010 filing. The material difference between the disclosure in the April 2010 filing and the Amendment is that the Prospectus and Statement of Additional Information (“SAI”) contained in the Amendment have been revised to add disclosure about the Fund’s investment in a wholly owned subsidiary.

We anticipate that an amendment to the Registration Statement will be filed on or about April 19, 2011 including (i) audited financial statements for the Registrant's fiscal year ended December 31, 2010; (ii) responses to any comments of the SEC staff on this filing; and (iii) other, non-material changes. The Amendment and the subsequent filing are scheduled to become effective on April 29, 2011, as indicated on the facing page of this Amendment.

     The Securities and Exchange Commission Staff is requested to address any comments or questions you may have on this filing to:

Taylor V. Edwards, Esq.
Vice President & Associate Counsel
OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008
212-323-0310

tedwards@oppenheimerfunds.com

                                                 Sincerely,

/s/EdwardGizzi _______

Edward Gizzi
Vice President & Assistant Counsel

cc:     Taylor V. Edwards

         Gloria LaFond

            KPMG LLP
            K&L Gates LLP